Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

January 31, 2020

EMD-QTLY-0320
1.931229.108

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Bangladesh - 0.3%
BRAC Bank Ltd.	1,376,290	$809,106
Belgium - 0.9%
Titan Cement International Trading SA (a)	137,800	2,821,188
Bermuda - 2.0%
AGTech Holdings Ltd. (a)	12,640,000	442,159
Alibaba Pictures Group Ltd. (a)	3,030,000	428,623
China Gas Holdings Ltd.	212,200	838,278
Pacific Basin Shipping Ltd.	8,786,000	1,575,910
Shangri-La Asia Ltd.	3,114,000	2,870,404

TOTAL BERMUDA		6,155,374

Brazil - 9.3%
Atacadao Distribuicao Comercio e Industria Ltda	448,300	2,364,708
Azul SA sponsored ADR (a)	68,200	2,830,300
BTG Pactual Participations Ltd. unit	74,400	1,302,947
Centrais Eletricas Brasileiras SA (Electrobras)	40,600	371,814
Estacio Participacoes SA	208,200	2,562,514
LOG Commercial Properties e Participacoes SA	106,100	782,880
LPS Brasil Consultoria de Imoveis SA (a)	445,144	925,088
Natura & Co. Holding SA	392,500	4,360,704
Notre Dame Intermedica Participacoes SA	247,887	4,063,921
QGEP Participacoes SA	582,900	2,218,575
Rumo SA (a)	593,900	3,217,317
Suzano Papel e Celulose SA	162,100	1,501,543
Tegma Gestao Logistica SA	200,900	1,864,703

TOTAL BRAZIL		28,367,014

British Virgin Islands - 0.3%
Dolphin Capital Investors Ltd. (a)	7,611,857	402,058
Mail.Ru Group Ltd. GDR (Reg. S) (a)	28,300	666,182

TOTAL BRITISH VIRGIN ISLANDS		1,068,240

Canada - 0.7%
Pan American Silver Corp.	92,200	2,118,756
Cayman Islands - 15.2%
Airtac International Group	127,000	1,908,901
Bilibili, Inc. ADR (a)(b)	62,900	1,355,495
China State Construction International Holdings Ltd.	2,146,000	1,705,711
CStone Pharmaceuticals Co. Ltd. (a)(c)	1,170,961	1,606,849
Fu Shou Yuan International Group Ltd.	3,383,000	2,838,668
GDS Holdings Ltd. ADR (a)	21,600	1,116,936
Greentree Hospitality Group Ltd. ADR	50,441	580,072
Haitian International Holdings Ltd.	979,000	2,116,604
Hutchison China Meditech Ltd. sponsored ADR (a)	75,885	1,862,977
Impro Precision Industries Ltd. (c)	4,632,200	1,726,500
Innovent Biolgics, Inc. (a)(c)	579,839	2,224,127
Kingdee International Software Group Co. Ltd.	1,142,000	1,219,490
Kingsoft Corp. Ltd. (a)(b)	941,090	2,844,058
Koolearn Technology Holding Ltd. (a)(b)(c)	218,270	760,784
LexinFintech Holdings Ltd. ADR (a)	62,100	825,930
Li Ning Co. Ltd.	1,077,000	3,145,248
Longfor Properties Co. Ltd. (c)	139,000	586,601
Maoyan Entertainment (a)(b)(c)	1,000,850	1,571,538
NetEase, Inc. ADR	1,600	513,216
PagSeguro Digital Ltd. (a)(b)	29,990	974,375
Parade Technologies Ltd.	60,000	1,241,540
Shimao Property Holdings Ltd.	392,000	1,264,983
Silergy Corp.	87,170	3,121,413
Sunny Optical Technology Group Co. Ltd.	66,400	1,055,124
TAL Education Group ADR (a)	21,970	1,096,303
Uni-President China Holdings Ltd.	2,330,000	2,371,532
Wise Talent Information Technology Co. Ltd. (a)	254,305	557,319
Yuzhou Properties Co.	2,965,600	1,368,305
YY, Inc. ADR (a)	11,200	677,936
Zai Lab Ltd. ADR (a)	45,700	2,330,243

TOTAL CAYMAN ISLANDS		46,568,778

China - 9.5%
C&S Paper Co. Ltd. (A Shares)	578,400	1,060,448
China Communications Services Corp. Ltd. (H Shares)	3,902,000	2,619,029
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,640,200	1,561,054
China Machinery Engineering Co. (H Shares)	3,597,000	1,337,071
China Suntien Green Energy Corp. Ltd. (H Shares)	1,659,000	427,550
Haier Smart Home Co. Ltd. (A Shares)	1,736,196	4,531,192
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	257,924	2,680,668
Hualan Biological Engineer, Inc. (A Shares)	342,304	1,754,974
Pharmaron Beijing Co. Ltd. (H Shares) (a)(c)	318,612	2,012,319
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,254,420	1,495,837
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares)	240,000	1,079,028
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	438,900	1,881,940
Sinopec Engineering Group Co. Ltd. (H Shares)	3,260,000	1,756,642
Tsingtao Brewery Co. Ltd. (H Shares)	244,000	1,349,592
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	349,000	1,799,249
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	537,900	1,811,239

TOTAL CHINA		29,157,832

Colombia - 0.5%
Bancolombia SA sponsored ADR	27,000	1,416,690
Curacao - 0.7%
Emirates NBD ELS (Merrill Lynch International & Co. Bank Warrant Program) warrants 1/3/22 (a)(c)	601,567	2,251,954
Cyprus - 1.3%
Etalon Group PLC GDR (Reg. S)	530,500	1,220,150
Globaltrans Investment PLC GDR (Reg. S)	231,700	2,008,839
TCS Group Holding PLC GDR unit	32,100	763,980

TOTAL CYPRUS		3,992,969

Egypt - 1.4%
Credit Agricole Egypt	388,274	1,081,024
Egyptian Kuwaiti Holding	1,667,900	2,118,233
Six of October Development & Investment Co.	1,315,800	1,054,306

TOTAL EGYPT		4,253,563

Greece - 2.1%
Alpha Bank AE (a)	1,081,500	2,175,780
Fourlis Holdings SA	561,100	3,547,041
Mytilineos SA	64,900	667,950

TOTAL GREECE		6,390,771

Hong Kong - 1.2%
China Resources Beer Holdings Co. Ltd.	500,000	2,313,369
Far East Horizon Ltd.	1,413,584	1,248,922

TOTAL HONG KONG		3,562,291

Hungary - 0.3%
OTP Bank PLC	18,500	858,706
India - 7.6%
Adani Ports & Special Economic Zone Ltd. (a)	453,945	2,337,734
CESC Ltd. GDR	81,946	811,417
Deccan Cements Ltd. (a)	222,346	985,079
Iifl Finance Ltd. (a)	481,347	1,127,184
JK Cement Ltd.	114,471	2,210,127
JM Financial Ltd.	580,100	852,865
LIC Housing Finance Ltd.	278,164	1,693,409
Mahanagar Gas Ltd. (a)	87,900	1,437,931
Manappuram General Finance & Leasing Ltd.	614,788	1,610,447
Oberoi Realty Ltd. (a)	141,238	1,075,782
Petronet LNG Ltd.	149,300	555,298
Power Grid Corp. of India Ltd.	324,268	835,746
Shriram Transport Finance Co. Ltd.	114,300	1,626,060
Solar Industries India Ltd. (a)	96,845	1,717,918
The Ramco Cements Ltd. (a)	226,011	2,463,454
Torrent Pharmaceuticals Ltd.	73,211	1,971,459

TOTAL INDIA		23,311,910

Indonesia - 2.3%
PT ACE Hardware Indonesia Tbk	21,047,100	2,647,863
PT Bank Tabungan Negara Tbk	7,213,700	981,863
PT Ciputra Development Tbk	18,369,500	1,193,484
PT Lippo Karawaci Tbk (a)	59,190,610	994,883
PT Pakuwon Jati Tbk	17,444,600	662,120
PT Perusahaan Gas Negara Tbk Series B	3,597,200	445,830

TOTAL INDONESIA		6,926,043

Japan - 0.2%
Iriso Electronics Co. Ltd.	19,730	746,847
Kenya - 0.4%
Equity Group Holdings Ltd.	2,755,100	1,373,430
Korea (South) - 6.1%
AMOREPACIFIC Group, Inc.	26,804	1,597,764
Hanon Systems	197,640	1,725,868
Hansol Chemical Co. Ltd.	17,030	1,542,572
Hyundai Fire & Marine Insurance Co. Ltd.	54,791	1,001,646
Hyundai Wia Corp.	34,858	1,232,640
Kakao Corp.	16,370	2,150,388
KB Financial Group, Inc.	22,750	833,961
Korean Reinsurance Co.	170,676	1,225,898
LG Corp.	30,430	1,782,043
NCSOFT Corp.	1,876	990,354
Pearl Abyss Corp. (a)	4,100	617,205
Samsung SDI Co. Ltd.	14,335	3,251,858
Yuhan Corp.	4,622	835,568

TOTAL KOREA (SOUTH)		18,787,765

Kuwait - 0.3%
National Bank of Kuwait	273,560	945,173
Malaysia - 0.1%
British American Tobacco (Malaysia) Bhd	86,700	248,836
Mexico - 3.4%
CEMEX S.A.B. de CV sponsored ADR	395,200	1,596,608
Credito Real S.A.B. de CV	520,000	649,467
Fibra Uno Administracion SA de CV	1,409,160	2,312,617
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	202,700	2,505,282
Grupo Aeroportuario Norte S.A.B. de CV	145,300	1,106,312
Grupo Comercial Chedraui S.A.B. de CV	587,200	772,865
Macquarie Mexican (REIT) (c)	1,021,200	1,383,542

TOTAL MEXICO		10,326,693

Netherlands - 1.8%
VEON Ltd. sponsored ADR	196,000	507,640
X5 Retail Group NV GDR (Reg. S)	69,100	2,538,043
Yandex NV Series A (a)	53,400	2,392,854

TOTAL NETHERLANDS		5,438,537

Pakistan - 0.3%
Hub Power Co. Ltd. (a)	1,445,000	909,936
Panama - 0.8%
Copa Holdings SA Class A	24,100	2,360,836
Peru - 0.9%
Compania de Minas Buenaventura SA sponsored ADR	216,400	2,798,052
Philippines - 1.5%
Altus San Nicolas Corp. (d)	53,806	5,463
Metro Pacific Investments Corp.	14,614,500	917,025
Metropolitan Bank & Trust Co.	903,710	1,013,827
Philippine Seven Corp.	566,500	1,487,321
Robinsons Land Corp.	2,179,708	1,085,988

TOTAL PHILIPPINES		4,509,624

Poland - 1.1%
CD Projekt RED SA	18,900	1,373,641
Grupa Lotos SA	97,000	1,926,206

TOTAL POLAND		3,299,847

Russia - 1.4%
Bank St. Petersburg PJSC	814,547	713,808
LSR Group OJSC	96,864	1,371,056
RusHydro PJSC	96,630,000	1,040,997
Unipro PJSC	28,216,000	1,298,322

TOTAL RUSSIA		4,424,183

Singapore - 0.8%
First Resources Ltd.	1,991,800	2,473,665
South Africa - 5.1%
AngloGold Ashanti Ltd.	130,500	2,662,346
Bidvest Group Ltd.	189,400	2,612,240
Cashbuild Ltd.	135,900	1,792,864
Impala Platinum Holdings Ltd. (a)	365,400	3,444,988
Motus Holdings Ltd.	303,200	1,636,353
Mr Price Group Ltd.	136,700	1,549,482
Pick 'n Pay Stores Ltd.	468,300	2,026,591

TOTAL SOUTH AFRICA		15,724,864

Sri Lanka - 0.2%
Hatton National Bank PLC	823,151	730,833
Taiwan - 8.0%
Cleanaway Co. Ltd.	369,000	1,916,756
CTCI Corp.	1,529,000	1,895,288
International Games Systems Co. Ltd.	122,000	1,935,033
Largan Precision Co. Ltd.	4,020	620,984
Nanya Technology Corp.	1,925,220	4,832,116
PChome Online, Inc. (a)	715,000	2,082,147
Taiwan Fertilizer Co. Ltd.	1,522,000	2,385,357
Unimicron Technology Corp.	3,214,820	3,977,139
Vanguard International Semiconductor Corp.	910,640	2,231,233
Win Semiconductors Corp.	292,600	2,637,926

TOTAL TAIWAN		24,513,979

Thailand - 2.7%
Kasikornbank PCL (For. Reg.)	155,000	696,057
PTT Global Chemical PCL (For. Reg.)	393,900	612,336
Siam Cement PCL (For. Reg.)	206,900	2,364,028
Siam Global House PCL	5,777,355	2,612,231
Star Petroleum Refining PCL	7,221,400	1,953,168

TOTAL THAILAND		8,237,820

Turkey - 2.2%
Celebi Hava Servisi A/S	46,440	777,524
Mavi Jeans Class B (a)(c)	462,800	4,403,937
Tupras Turkiye Petrol Rafinerileri A/S	82,528	1,552,722

TOTAL TURKEY		6,734,183

United Arab Emirates - 0.8%
Aldar Properties PJSC (a)	1,843,010	1,118,937
Emaar Properties PJSC	1,204,267	1,324,577

TOTAL UNITED ARAB EMIRATES		2,443,514

United Kingdom - 1.4%
Bank of Georgia Group PLC	127,740	2,552,139
Georgia Capital PLC (a)	70,500	748,486
Mondi PLC	50,564	1,025,767

TOTAL UNITED KINGDOM		4,326,392

United States of America - 0.2%
DouYu International Holdings Ltd. ADR	91,500	740,235
Vietnam - 0.1%
FTP Corp.	194,915	431,737
TOTAL COMMON STOCKS
(Cost $265,921,972)		292,558,166

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 0.0%
Korea (South) - 0.0%
AMOREPACIFIC Group, Inc. (a)	1,876	75,313
Nonconvertible Preferred Stocks - 2.3%
Brazil - 2.0%
Banco ABC Brasil SA	281,620	1,427,630
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	135,600	1,920,096
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	68,060	1,162,465
Metalurgica Gerdau SA (PN)	722,100	1,606,877
		6,117,068
Russia - 0.3%
Sberbank of Russia	288,500	1,024,725

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,141,793

TOTAL PREFERRED STOCKS
(Cost $5,515,112)		7,217,106
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.52% to 1.56% 2/6/20 to 3/26/20(e)	240,000	239,778
(Cost $239,755)
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund 1.58% (f)	7,779,616	7,781,172
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	3,926,249	3,926,641
TOTAL MONEY MARKET FUNDS
(Cost $11,707,166)		11,707,813
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $283,384,005)		311,722,863
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(5,007,241)
NET ASSETS - 100%		$306,715,622

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	14	March 2020	$735,070	$(26,563)	$(26,563)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,327,400 or 6.6% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,778.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,621
Fidelity Securities Lending Cash Central Fund	16,506
Total	$55,127

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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